Shareholder Report, Average Annual Return (Details)					1 Months Ended	3 Months Ended	12 Months Ended			60 Months Ended	94 Months Ended	99 Months Ended	103 Months Ended	120 Months Ended
	Sep. 27, 2024	Mar. 01, 2017	Sep. 30, 2016	May 31, 2016	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000016090
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Dynamic Brands Fund		Rational Dynamic Brands Fund
Average Annual Return, Percent							19.96%			12.77%				10.06%
C000135444
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational Dynamic Brands Fund
C000016092
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Rational Dynamic Brands Fund
C000016036
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Equity Armor Fund		Rational Equity Armor Fund
Average Annual Return, Percent							10.97%			6.03%				2.69%
C000135443
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational Equity Armor Fund
C000016038
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Rational Equity Armor Fund
C000212570
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Special Situations Income Fund		Rational Special Situations Income Fund
Average Annual Return, Percent							3.54%			2.76%				5.49%
C000212571
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Rational Special Situations Income Fund
C000212569
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Rational Special Situations Income Fund
C000078667
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Strategic Allocation Fund		Rational Strategic Allocation Fund
Average Annual Return, Percent							8.87%			4.57%				4.91%
C000169251
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Strategic Allocation Fund
C000169252
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Strategic Allocation Fund
C000047568
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Tactical Return Fund		Rational Tactical Return Fund
Average Annual Return, Percent							(1.87%)			1.68%				1.84%
C000169250
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Tactical Return Fund
C000047570
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Rational Tactical Return Fund
C000216242
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rational/Pier 88 Convertible Securities Fund
Average Annual Return, Percent							2.81%			3.85%	5.89%
C000216243
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational/Pier 88 Convertible Securities Fund
C000216241
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational/Pier 88 Convertible Securities Fund
C000172993
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Return Stacked Balanced Allocation & Systematic Macro Fund				Return Stacked Balanced Allocation & Systematic Macro Fund
Average Annual Return, Percent							3.35%			2.03%		2.34%
C000172994
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Return Stacked Balanced Allocation & Systematic Macro Fund
C000172995
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Return Stacked Balanced Allocation & Systematic Macro Fund
C000252107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational/RGN Hedged Equity
Average Annual Return, Percent						(2.25%)
C000252105
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Rational/RGN Hedged Equity
C000252106
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Rational/RGN Hedged Equity
Without Sales Load [Member] | C000016090
Average Annual Return [Line Items]
Average Annual Return, Percent							25.94%			13.87%				10.60%
Without Sales Load [Member] | C000135444
Average Annual Return [Line Items]
Average Annual Return, Percent							25.05%			13.07%				9.89%
Without Sales Load [Member] | C000016092
Average Annual Return [Line Items]
Average Annual Return, Percent							26.26%			14.18%				10.90%
Without Sales Load [Member] | C000016036
Average Annual Return [Line Items]
Average Annual Return, Percent							16.54%			7.08%				3.19%
Without Sales Load [Member] | C000135443
Average Annual Return [Line Items]
Average Annual Return, Percent							15.80%			6.35%				2.53%
Without Sales Load [Member] | C000016038
Average Annual Return [Line Items]
Average Annual Return, Percent							16.85%			7.35%				3.47%
Without Sales Load [Member] | C000212570
Average Annual Return [Line Items]
Average Annual Return, Percent							8.68%			3.76%				6.00%
Without Sales Load [Member] | C000212571
Average Annual Return [Line Items]
Average Annual Return, Percent							7.85%			2.98%				5.21%
Without Sales Load [Member] | C000212569
Average Annual Return [Line Items]
Average Annual Return, Percent							8.95%			4.01%				6.26%
Without Sales Load [Member] | C000078667
Average Annual Return [Line Items]
Average Annual Return, Percent							14.27%			5.59%				5.42%
Without Sales Load [Member] | C000169251
Average Annual Return [Line Items]
Average Annual Return, Percent							13.47%			4.85%			5.44%
Without Sales Load [Member] | C000169252
Average Annual Return [Line Items]
Average Annual Return, Percent							14.64%			5.87%			6.47%
Without Sales Load [Member] | C000047568
Average Annual Return [Line Items]
Average Annual Return, Percent							3.00%			2.67%				2.34%
Without Sales Load [Member] | C000169250
Average Annual Return [Line Items]
Average Annual Return, Percent							2.25%			1.91%			3.90%
Without Sales Load [Member] | C000047570
Average Annual Return [Line Items]
Average Annual Return, Percent							3.24%			2.90%				2.47%
Without Sales Load [Member] | C000216242
Average Annual Return [Line Items]
Average Annual Return, Percent							7.90%			4.87%	6.55%
Without Sales Load [Member] | C000216243
Average Annual Return [Line Items]
Average Annual Return, Percent							7.19%			4.15%	5.79%
Without Sales Load [Member] | C000216241
Average Annual Return [Line Items]
Average Annual Return, Percent							8.22%			5.16%	6.83%
Without Sales Load [Member] | C000172993
Average Annual Return [Line Items]
Average Annual Return, Percent							9.65%			3.24%		3.08%
Without Sales Load [Member] | C000172994
Average Annual Return [Line Items]
Average Annual Return, Percent							8.82%			2.48%		2.34%
Without Sales Load [Member] | C000172995
Average Annual Return [Line Items]
Average Annual Return, Percent							9.93%			3.51%				2.95%
Without Sales Load [Member] | C000252107
Average Annual Return [Line Items]
Average Annual Return, Percent						2.64%
Without Sales Load [Member] | C000252105
Average Annual Return [Line Items]
Average Annual Return, Percent						2.44%
Without Sales Load [Member] | C000252106
Average Annual Return [Line Items]
Average Annual Return, Percent						2.71%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Gross (USD)
Average Annual Return, Percent							18.01%			10.58%				9.79%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Gross (USD)
Average Annual Return, Percent							18.01%			10.58%				9.79%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Gross (USD)
Average Annual Return, Percent							18.01%			10.58%				9.79%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							1.25%			(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							1.25%			(0.33%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							1.25%			(0.33%)				1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%			14.76%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%			14.76%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%			14.76%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							1.25%			(0.33%)	1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							1.25%			(0.33%)	1.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							1.25%			(0.33%)	1.27%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Average Annual Return, Percent							18.01%			10.58%		11.30%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Average Annual Return, Percent							18.01%			10.58%		11.30%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Average Annual Return, Percent							9.79%			5.62%				6.04%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						2.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						2.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent						2.85%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							12.29%			10.49%				10.01%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							12.29%			10.49%				10.01%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							12.29%			10.49%				10.01%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent							1.20%			(0.74%)				0.91%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent							1.20%			(0.74%)				0.91%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent							1.20%			(0.74%)				0.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%	14.09%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%	14.09%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							25.02%			14.53%	14.09%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Average Annual Return, Percent							9.79%			5.62%		6.62%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent							25.02%			14.53%		14.84%
60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60% MSCI ACWI Gross (USD) / 40% Bloomberg Global Aggregate Index
Average Annual Return, Percent							9.79%			5.62%		6.62%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent							25.02%			14.53%		14.84%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Average Annual Return, Percent							25.02%			14.53%				13.10%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Gross (USD)
Average Annual Return, Percent							18.01%			10.58%				9.79%